UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orbis Holdings Limited
Address: c/o Orbis Investment Management Limited
         34 Bermudiana Road
         Hamilton, Bermuda  HM 11

13F File Number:  28-04611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James J. Dorr, Esq.
Title:     General Counsel
Phone:     441-296-3000

Signature, Place, and Date of Signing:

     /s/ James J. Dorr, Esq.     Hamilton, Bermuda     May 13, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $1,422,236 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-04613                      Orbis Investment Management Limited

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVX CORP NEW                   COM              002444107      301    24600 SH       DEFINED                 24600        0        0
AVX CORP NEW                   COM              002444107    16103  1314548 SH       DEFINED 01            1281850        0    32698
COMCAST CORP NEW               CL A             20030N101   138718  4106509 SH       DEFINED 01            4001509        0   105000
COMCAST CORP NEW               CL A             20030N101     2321    68724 SH       DEFINED                 68724        0        0
COSTCO WHSL CORP NEW           COM              22160K105    64074  1450297 SH       DEFINED 01            1411914        0    38383
COSTCO WHSL CORP NEW           COM              22160K105      861    19483 SH       DEFINED                 19483        0        0
DIRECTV GROUP INC              COM              025459106     1498   103863 SH       DEFINED                103863        0        0
DIRECTV GROUP INC              COM              025459106    98684  6843555 SH       DEFINED 01            6663367        0   180188
FIRST DATA CORP                COM              319963104    97775  2487280 SH       DEFINED 01            2421080        0    66200
FIRST DATA CORP                COM              319963104     1238    31500 SH       DEFINED                 31500        0        0
FRESH DEL MONTE PRODUCE INC    COM              036738105    50457  1653240 SH       DEFINED 01            1609540        0    43700
FRESH DEL MONTE PRODUCE INC    COM              036738105      824    27000 SH       DEFINED                 27000        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102    99999  3819690 SH       DEFINED 01            3713940        0   105750
HEALTH MGMT ASSOC INC NEW      CL A             421933102     1665    63600 SH       DEFINED                 63600        0        0
LEAPFROG ENTERPRISES INC       CL A             52186N106    17239  1518882 SH       DEFINED 01            1473534        0    45348
LEAPFROG ENTERPRISES INC       CL A             52186N106      276    24291 SH       DEFINED                 24291        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105     1156   111500 SH       DEFINED                111500        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105    75922  7321270 SH       DEFINED 01            7120270        0   201000
LIBERTY MEDIA INTL INC         COM SER A        530719103   131121  2997734 SH       DEFINED 01            2917751        0    79983
LIBERTY MEDIA INTL INC         COM SER A        530719103     2008    45897 SH       DEFINED                 45897        0        0
MARSH & MCLENNAN COS INC       COM              571748102    52804  1735830 SH       DEFINED 01            1688930        0    46900
MARSH & MCLENNAN COS INC       COM              571748102      779    25600 SH       DEFINED                 25600        0        0
MCKESSON CORP                  COM              58155Q103   101545  2689940 SH       DEFINED 01            2610940        0    79000
MCKESSON CORP                  COM              58155Q103     1604    42500 SH       DEFINED                 42500        0        0
NRG ENERGY INC                 COM NEW          629377508   156422  4580425 SH       DEFINED 01            4457325        0   123100
NRG ENERGY INC                 COM NEW          629377508     2425    71000 SH       DEFINED                 71000        0        0
RELIANT ENERGY INC             COM              75952B105     1617   142100 SH       DEFINED                142100        0        0
RELIANT ENERGY INC             COM              75952B105    98102  8620560 SH       DEFINED 01            8397260        0   223300
SKYWEST INC                    COM              830879102    23950  1288342 SH       DEFINED 01            1251342        0    37000
SKYWEST INC                    COM              830879102      335    18000 SH       DEFINED                 18000        0        0
TRIAD HOSPITALS INC            COM              89579K109   110759  2210757 SH       DEFINED 01            2150157        0    60600
TRIAD HOSPITALS INC            COM              89579K109     1769    35300 SH       DEFINED                 35300        0        0
UNITEDGLOBALCOM                CL A             913247508     1207   127596 SH       DEFINED                127596        0        0
UNITEDGLOBALCOM                CL A             913247508    66678  7048372 SH       DEFINED 01            6851449        0   196923